Note 7 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2026 USD ($)
2027	$ 18,098,115
2028	33,973,115
2029	41,598,115
2030	35,273,115
2031	21,924,309
Thereafter	57,265,000
Total	$ 208,131,769